                                  SEMI-ANNUAL
                                     REPORT
                                 April 30, 2002

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                (1-888-547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

                                                                     May 1, 2002

Dear Shareholders,

Granum Value Fund is now five years old. Since its inception on May 1, 1997, the Fund has weathered stock market changes that include the irrational exuberance of the Internet bubble, record stock market volatility, an economic recession and a years-long corporate earnings recession that does not yet have an end in sight.

By anyone's measure, this is a bumpy road to travel for building and preserving wealth and a challenging time in which to be managing an investment portfolio. As the stock market went through its various fits and starts over the past five years, stocks or sectors that were being praised as the darlings of one moment were denounced as dogs the next. While many investors changed course in their so-called disciplined investment approaches over the past five years of various market conditions to chase the latest investment fads, Granum Value Fund has never changed its strategy.

Having a truly unwavering disciplined approach to investing, the multi-cap Granum Value Fund has stuck to its strategy of investing in companies that we identify as delivering a Return on Equity (ROE) and a Return on Assets (ROA) greater than those of their peers and/or the market, and are selling at a discount to both. The reasoning behind how we invest is straightforward: in the end, what attracts investors are companies that can sustain superior earnings growth. To profit from this, investors need to be able to identify the companies that have the potential to sustain superior earnings growth whose stocks are selling at discounted prices; hence our strategy.

Generating above market returns at below market risk over the long-term is the objective of many an investor, with the below market risk goal having become a more important consideration than ever, particularly over the past three years. Granum Value Fund is pleased to have delivered for its shareholders.

                                                                           5 YEAR
AVERAGE ANNUAL RETURNS(1)                          1 YEAR    3 YEAR   (SINCE INCEPTION)
-------------------------                          -------   ------   -----------------
Granum Value Fund                                    5.22%    7.86%         9.37%
  Return after taxes on distributions(2)             5.22%    7.78%         9.31%
  Return after taxes on distributions & sale of
    fund shares(2)                                   3.20%    6.34%         7.71%
S&P 500 (w/dividends) (3)                          -12.58%   -5.73%         7.56%

       All returns as of 4/30/02. Granum Value Fund inception: 5/1/97

Granum Value Fund has also generated its returns with less risk than the S&P 500, as this standard deviation data below shows. (Standard deviation is a measure of risk that measures the variation of returns around the mean return. The higher the standard deviation, the higher the volatility and the more risk.)

                                                                             5 YEAR
ANNUALIZED STANDARD DEVIATION                         1 YEAR   3 YEAR   (SINCE INCEPTION)
-----------------------------                         ------   ------   -----------------
Granum Value Fund                                      9.92    10.97          15.79
S&P 500 (w/dividends)                                 14.80    16.64          17.69

       Data provided by Lipper. Data as of 4/30/02. Granum Value Fund inception:
5/1/97
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)

Additionally, Granum Value Fund's portfolio continues to trade at below market multiples. While the S&P 500 trades at 24.5X estimated 2002 earnings, our long portfolio remains attractively priced. Based on our current estimates, our top 30 positions trade at 15.2X estimated 2002 earnings. This discount of 38% represents a significant opportunity for shareholders in our view.

Another important benefit for the long-term investor is that Granum Value Fund's buy and hold investing approach has resulted in the Fund achieving a 5-year average tax-efficiency ratio of over 99.21%, as of April 30, 2002, according to Morningstar(4).

We remain grateful for the trust you have placed in us and hope to have the opportunity to celebrate with you a similarly successful ten-year anniversary of the Fund. Thank you for investing in Granum Value Fund.
Sincerely,

/s/ LEWIS M. EISENBERG                           /s/ WALTER F. HARRISON, III
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman, Granum Value Fund                   Co-Chairman, Granum Value Fund

(1) This data reflects past performances of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance may not be indicative of future investment results.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. If there would have been a capital loss on liquidation, this is recorded as a tax benefit, increasing the post-liquidation return. It is assumed that the investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the investor may deduct the capital losses in full. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans and individual retirement accounts.

(3) The unmanaged S&P 500 Index measures the performance of 500 large-capitalization U.S. Companies. Its performance as shown above does not reflect the deduction of taxes or management fees and other expenses typically incurred by mutual funds. To invest in the S&P 500 Index an investor must purchase index mutual funds, which do charge management fees and incur other expenses. An investor in a taxable account who buys an index fund and subsequently sells it for a profit will be subject to a similar tax liability and consequent reduction in after-tax return as that depicted in the above example of Granum Value Fund's after-tax return.

(4) The five-year average tax efficiency ratio is computed by (a) dividing the fund's annual after-tax returns by the fund's annual pre-tax returns for each of the five preceding years and (b) calculating the average ratio for the five year period.
--------------------------------------------------------------------------------
 2

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 87.1%**
             -------------------------
             BANKS AND SAVINGS & LOANS
             12.9%**
  243,700    The Bank of New York
               Company, Inc. (d)        $  8,916,983
   73,200    Dime Bancorp, Inc.
               Warrants (c) *                 10,980
   99,000    North Fork
               Bancorporation, Inc.        3,823,380
  140,585    Ocwen Financial
               Corporation *               1,054,388
   45,600    PFF Bancorp, Inc.             1,495,680
   40,000    US Bancorp                      948,000
   72,680    Washington Mutual, Inc.       2,742,216
                                        ------------
                                          18,991,627
                                        ------------
             BUILDING & HOUSING 7.8%**
  154,200    Forest City Enterprises,
               Inc. -- Class A             5,928,990
  104,262    Pulte Homes, Inc.             5,546,738
                                        ------------
                                          11,475,728
                                        ------------

             BUSINESS SERVICES 8.6%**
   50,000    Convergys Corporation *       1,383,500
   19,700    Electronic Data Systems
               Corporation                 1,068,922
  292,300    The Reynolds & Reynolds
               Company -- Class A          8,465,008
  118,400    Tier Technologies, Inc. *     1,781,920
                                        ------------
                                          12,699,350
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             DEFENSE 4.6%**
   63,000    Alliant Techsystems Inc.
               *                        $  6,785,100
                                        ------------

             ENERGY SERVICES 0.4%**
   18,300    Calpine Corporation *           201,300
   71,600    Petroleum Geo-Services
               ASA ADR *                     451,080
                                        ------------
                                             652,380
                                        ------------

             ENTERTAINMENT & LEISURE
             5.3%**
  183,400    Hollywood Media Corp *          766,612
   78,175    Lakes Gaming, Inc. *            641,074
  414,000    Park Place Entertainment
               Corporation *               5,092,200
   78,000    WMS Industries Inc. *         1,256,580
                                        ------------
                                           7,756,466
                                        ------------

             FINANCIAL SERVICES
             13.4%**
   80,000    Ag Services of America,
               Inc. *                      1,064,800
  157,000    DVI, Inc. *                   3,092,900
  114,200    Fannie Mae                    9,013,806
   20,000    ITLA Capital Corporation
               *                             601,000
    6,800    Prudential Financial,
               Inc. *                        218,280
  112,000    Radian Group, Inc.            5,812,800
                                        ------------
                                          19,803,586
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             HEALTH CARE 3.2%**
  123,800    BriteSmile, Inc. *         $    643,760
  120,000    Cyberonics, Inc. *            1,626,000
   51,500    HCA Inc.                      2,461,185
                                        ------------
                                           4,730,945
                                        ------------
             INSTRUMENTS & RELATED
             PRODUCTS 2.4%**
   96,873    American Technology
               Corporation *                 400,086
   82,000    Mettler-Toledo
               International, Inc. *       3,152,900
                                        ------------
                                           3,552,986
                                        ------------

             INSURANCE 6.4%**
  110,500    CNA Financial Corporation
               *                           3,321,630
   91,000    Everest Re Group, Ltd.        6,178,900
                                        ------------
                                           9,500,530
                                        ------------

             PHARMACEUTICALS 1.4%**
   37,000    Teva Pharmaceutical
               Industries Ltd. ADR         2,072,370
                                        ------------

             PRINTING & PUBLISHING
             0.8%**
   97,700    Hollinger International
               Inc.                        1,248,606
                                        ------------
             PRIVATE PLACEMENTS 1.1%**
  214,625    Intertainer Inc. Series C
               Convertible Preferred
               (Acquired 2/12/99,
               5/12/00; Cost
               $1,249,875) (a)(b) *        1,594,664
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             REITS 9.6%**
  181,100    Anthracite Capital, Inc.   $  2,079,028
  120,000    Capital Automotive REIT       2,904,000
  258,100    RFS Hotel Investors,
               Inc.                        3,917,958
  181,300    Redwood Trust, Inc.           5,230,505
                                        ------------
                                          14,131,491
                                        ------------

             RESTAURANTS 0.6%**
  158,300    The Smith & Wollensky
               Restaurant Group, Inc.
               *                             918,140
                                        ------------

             RETAILING 0.7%**
  307,700    Good Guys, Inc. *             1,030,795
                                        ------------

             SOFTWARE 2.6%**
  206,700    Computer Associates
               International, Inc.         3,844,620
                                        ------------

             SPECIALTY CHEMICALS
             2.7%**
   41,700    GenTek, Inc.                     17,931
   60,000    OM Group, Inc.                4,005,000
                                        ------------
                                           4,022,931
                                        ------------

             TELECOMMUNICATIONS 0.9%**
  139,300    Citizens Communications
               Company *                   1,291,311
                                        ------------

             TOBACCO PRODUCTS 1.7%**
   45,000    Phillip Morris Companies
               Inc.                        2,449,350
                                        ------------
             Total Common Stocks (Cost
               $91,604,713)              128,552,976
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 4

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             PRIVATE PLACEMENT
               WARRANTS 0.0%**
             ---------------------
    3,167    Hollywood Media Corp.
               Warrants, expires
               5/17/04 (Acquired
               5/17/99; Cost $0)
               (a)(b) *                 $         94
   31,250    Good Guys Warrants,
               expires 8/19/02
               (Acquired 8/17/99; Cost
               $0) (a)(b) *                    1,744
   14,940    Good Guys Warrants,
               expires 3/7/07
               (Acquired 3/11/02; Cost
               $0) (a)(b) *                   17,983
   26,800    International Isotopes
               Warrants, expires
               5/28/02 (Acquired
               5/28/99; Cost $0)
               (a)(b) *                           --
                                        ------------
             Total Private Placement
               Warrants (Cost $0)             19,821
                                        ------------

PRINCIPAL                                  MARKET
  AMOUNT                                   VALUE
----------                              ------------
             VARIABLE RATE DEMAND
               NOTES 12.0%**
             -------------------------
$3,180,211   American Family Financial
               Services, Inc. 1.43%     $  3,180,211
 5,020,256   Wisconsin Electric Power
               Company, 1.43%              5,020,256
 2,712,090   Wisconsin Corporate
               Central Credit Union,
               1.52%                       2,712,090
 6,765,227   US Bancorp, 1.60%             6,765,227
                                        ------------
             Total Variable Rate
               Demand Notes (Cost of
               $17,677,784)               17,677,784
                                        ------------
             Total Investments
               (Cost of $109,282,497)
               99.1% **                  146,250,581
                                        ------------

*  Non-income producing security.
** Calculated as a percentage of net assets.
(a) Restricted Security.
(b) Board Valued Security.
(c) Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. (New) common stock at an exercise price of $0.01 per share.
(d) All or a portion of the shares have been committed as collateral for open short positions.
ADR -- American Depository Receipt

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2002 (UNAUDITED)

                                           MARKET
SHARES                                     VALUE
-------                                  ----------
 60,000   The Bank of New York Company,
            Inc. ......................  $2,195,400
                                         ----------
          Total Securities Sold Short
            (Proceeds $2,306,814)......  $2,195,400
                                         ==========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 6

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $109,282,497).................  $146,250,581
  Cash......................................................       159,103
  Short-term investments of collateral received for
    securities loaned.......................................    18,859,792
  Dividends receivable......................................       116,276
  Interest receivable.......................................        28,998
  Receivable from broker for proceeds on securities sold
    short...................................................     3,665,930
  Other receivables.........................................         1,204
  Prepaid expenses..........................................        53,147
                                                              ------------
         Total assets.......................................   169,135,031
                                                              ------------
LIABILITIES:
  Investments sold short, at value (proceeds $2,306,814)....     2,195,400
  Collateral for securities loaned..........................    18,859,792
  Payable for securities purchased..........................       100,086
  Payable to Investment Adviser.............................       240,403
  Distribution fees payable.................................        59,801
  Shareholder service fees payable..........................        30,050
  Accrued expenses and other liabilities....................        70,275
                                                              ------------
         Total liabilities..................................    21,555,807
                                                              ------------
NET ASSETS..................................................  $147,579,224
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $110,928,696
  Accumulated undistributed net investment loss.............      (859,529)
  Accumulated net realized gain on investments and option
    contracts expired or closed.............................       430,559
  Net unrealized appreciation on:
    Investments.............................................    36,968,084
    Short positions.........................................       111,414
                                                              ------------
         Total Net Assets...................................  $147,579,224
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     4,755,208
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $31.04
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of $926)...  $ 1,024,449
  Interest income...........................................      122,393
  Securities lending income.................................       32,222
                                                              -----------
    Total investment income.................................    1,179,064
                                                              -----------
EXPENSES:
  Investment advisory fee...................................    1,314,066
  Distribution fees.........................................      328,516
  Shareholder servicing fees................................      164,258
  Administration fees.......................................       47,052
  Professional fees.........................................       40,259
  Transfer agent fees and expenses..........................       29,149
  Trustees' fees and expenses...............................       27,236
  Fund accounting fees......................................       16,950
  Custody fees..............................................       13,034
  Amortization of organizational expenses...................       11,201
  Federal and state registration............................       10,860
  Insurance expense.........................................       10,860
  Reports to shareholders...................................       10,317
  Other.....................................................        3,435
                                                              -----------
    Total operating expenses before dividend expense on
     short sales............................................    2,027,193
  Dividend expense on short sales...........................       11,400
                                                              -----------
    Total operating expenses................................    2,038,593
                                                              -----------
NET INVESTMENT LOSS.........................................     (859,529)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments.............................................    3,691,857
    Option contracts expired or closed......................   (2,063,750)
  Change in unrealized appreciation on investments..........   11,751,929
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   13,380,036
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,520,507
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 8

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2002    OCTOBER 31, 2001
                                                              ----------------   ----------------
                                                                (UNAUDITED)
OPERATIONS:
  Net investment loss.......................................    $   (859,529)      $ (1,482,960)
  Net realized gain (loss) on investments and option
    contracts expired or closed.............................       1,628,107           (764,406)
  Change in unrealized appreciation or depreciation on
    investments.............................................      11,751,929         (2,299,998)
                                                                ------------       ------------
    Net increase (decrease) in net assets resulting from
       operations...........................................      12,520,507         (4,547,364)
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................              --                 --
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      20,862,881         10,364,992
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................              --                 --
  Cost of shares redeemed...................................      (4,266,894)        (6,853,118)
                                                                ------------       ------------
    Net increase in net assets from capital share
       transactions.........................................      16,595,987          3,511,874
                                                                ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      29,116,494         (1,035,490)
NET ASSETS:
  Beginning of period.......................................     118,462,730        119,498,220
                                                                ------------       ------------
  End of period.............................................    $147,579,224       $118,462,730
                                                                ============       ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                        SIX MONTHS                   YEAR ENDED OCTOBER 31,                  MAY 1, 1997(1)
                                          ENDED         ------------------------------------------------        THROUGH
                                      APRIL 30, 2002      2001          2000          1999        1998      OCTOBER 31, 1997
                                      --------------    --------      --------      --------    --------    ----------------
                                       (UNAUDITED)
Per share data:(4)
Net asset value, beginning of
  period..........................       $  28.16       $  29.25      $  25.29      $  21.93    $  23.39        $ 20.00
                                         --------       --------      --------      --------    --------        -------
Income from investment operations:
Net investment income (loss)......          (0.18)(5)      (0.35)(5)     (0.16)(5)      0.16        0.03          (0.03)
Net realized and unrealized gain
  (loss) on investments...........           3.06          (0.74)         4.26          3.28       (1.49)          3.42
                                         --------       --------      --------      --------    --------        -------
Total from investment
  operations......................           2.88          (1.09)         4.10          3.44       (1.46)          3.39
                                         --------       --------      --------      --------    --------        -------
Less distributions:
Dividends from net investment
  income..........................             --             --         (0.14)        (0.08)         --             --
                                         --------       --------      --------      --------    --------        -------
Net asset value, end of period....       $  31.04       $  28.16      $  29.25      $  25.29    $  21.93        $ 23.39
                                         ========       ========      ========      ========    ========        =======
Total return......................          10.23%         (3.73)%       16.28%        15.69%      (6.24)%        16.95%(2)
Supplemental data and ratios:
Net assets, end of period
  (000's).........................       $147,579       $118,463      $119,498      $121,704    $118,656        $76,263
Ratio of net expenses to average
  net assets
  Before expense reimbursement....           3.09%(6)       3.18%(6)      2.38%         1.59%       1.88%          3.03%(3)
  After expense reimbursement.....           3.09%(6)       3.18%(6)      2.38%         1.59%       1.88%          2.77%(3)
Ratio of net investment income
  (loss) to average net assets
  Before expense reimbursement....          (1.30)%(7)     (1.23)%(7)    (0.55)%        0.64%       0.17%         (0.78)%(3)
  After expense reimbursement.....          (1.30)%(7)     (1.23)%(7)    (0.55)%        0.64%       0.17%         (0.52)%(3)
Portfolio turnover rate...........           7.41%          3.58%        24.23%        18.18%       3.45%          3.12%

(1)Commencement of operations.
(2)Not annualized.
(3)Annualized.
(4)Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.
(5)Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(6)The operating ratio included dividends on short positions. The ratios excluding dividends on short positions for the periods ended October 31, 2001 and April 30, 2002 were 3.11% and 3.08%, respectively.
(7)The net investment income ratio included dividends on short positions. The ratios excluding dividends on short positions for the periods ended October 31, 2001 and April 30, 2002 were (1.16%) and (1.29%), respectively.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 10

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Board of Trustees of the Trust has approved a change in the Fund's sub-classification under the Investment Company Act of 1940 to a "diversified company" from a "non-diversified company," effective June 11, 2002. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of April 30, 2002, fair value securities represent 1.10% of the Fund's investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Restricted Securities - The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At April 30, 2002, the Fund held restricted securities with an aggregate market value of $1,614,485 representing 1.09% of the net assets of the Fund.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

c) Written Option Accounting - The Fund writes put options on stock indices. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the mean between the latest bid and ask prices. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Schedule of Investments. Option contracts are valued at the mean between the latest bid and ask prices. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Exchange Traded Funds and Other Similar Instruments - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940 (the "1940 Act") that holds a portfolio of common stocks designed to track the performance of a particular index.

f) Short Sales - The Fund may effect short sales of securities with respect to shares of ETFs and other similar instruments. When the Fund effects a short sale, it will sell ETF shares (or other securities) that it does not own in anticipation of purchasing the same shares (or securities) in the future at a lower price. The cash proceeds of the short sale will be held by the broker effecting the short sale. The Fund may also engage in short sales "against-the-box." In these transactions, the Fund sells short securities it owns or has the right to obtain without payment of additional consideration. For financial statement purposes, when the Fund enters into a short sale the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund's receivable from broker for proceeds on securities sold short is with one securities dealer. The Fund does not require the broker to maintain collateral in support of these receivables.

g) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

h) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

i) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. Interest income includes $18,592 of interest earned on receivables from broker for proceeds on securities sold short.

The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                            SIX MONTHS        YEAR ENDED
                          APRIL 30, 2002   OCTOBER 31, 2001
                          --------------   ----------------
Shares sold                   688,892           355,660
Shares reinvested                   0                 0
Shares redeemed              (140,935)         (234,107)
                            ---------         ---------
Net increase                  547,957           121,553
Shares outstanding:
  Beginning of period       4,207,251         4,085,698
                            ---------         ---------
  End of period             4,755,208         4,207,251
                            =========         =========

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                                                                              13

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, options and short positions, for the six months ended April 30, 2002, were as follows:

       PURCHASES                    SALES
------------------------   -----------------------
   U.S.                       U.S.
GOVERNMENT      OTHER      GOVERNMENT     OTHER
----------      -----      ----------     -----
        0    $10,872,434           0    $8,417,108

At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $45,955,580
(Depreciation)                  (8,987,496)
                               -----------
Net unrealized appreciation
  on investments               $36,968,084
                               ===========

At April 30, 2002, the cost of investments for federal income tax purposes was $109,282,497.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - Granum Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund pursuant to an investment advisory agreement. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index over the past 12 months. The Monthly Performance Adjustment may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets. During the six months ended April 30, 2002, the Fund's Adviser earned investment advisory fees at an annual rate of 2.00% of average daily net assets after the Monthly Performance Adjustment.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors
--------------------------------------------------------------------------------
 14

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 2002:

                          DISTRIBUTION       SHAREHOLDER
                            SERVICES          SERVICES
                          ------------       -----------
Mercer                      $303,574          $151,787
Granum Securities             24,942            12,471

Other - U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.

U.S. Bank, NA serves as custodian for the Fund.

6. SECURITIES LENDING

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to lend securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of April 30, 2002, the Fund had on loan securities valued at $18,489,992 and collateral of $18,859,792.

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                                                                              15